Finance debt (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowings	$ 25,791	$ 23,162
Current portion of non-current borrowings	2,475	2,566
Non-current portion of non-current borrowings	23,316	20,596
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	8,250	5,563
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	17,541	17,599
Banking Market [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	4,658	2,828
Banking Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	3,641	3,691
Capital Market [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,034	2,225
Capital Market [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	12,427	12,265
Development Banks [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	556	508
Other Debt [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings	2	2
Other Debt [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	126	135
Export Credit Agencies [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Borrowings	$ 1,347	$ 1,508